Summary of Major Components of Company's Income Tax Expense (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Deferred Tax Provision [Line Items]
Current income tax expense (recovery)		12	(60)	9
Deferred income tax expense
Origination and reversal of temporary differences		144	194	244
Effect of tax rate increases		11
Effect of hedge of net investment in foreign subsidiaries		(9)	8	(18)
Tax credits		(4)	(15)	(16)
Other		(2)		1
Total deferred income tax expense		140	187	211
Income tax expense	11	152	127	220
Income before income tax expense		464	430	577
Income before income tax expense		172	267	294
Income before income tax expense		636	697	871
Current
Canada		6	(59)	(1)
Foreign		6	(1)	10
Total current income tax expense (recovery)		12	(60)	9
Deferred
Canada		120	115	122
Foreign		20	72	89
Total deferred income tax expense		140	187	211
Total income taxes	11	152	127	220